Convertible Promissory Notes Payable (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Jun. 30, 2015
Convertible Promissory Notes Payable Details Narrative
Debt issuance costs		$ (7,500)
Interest expense related to the amortization of the debt issuance costs	$ 246	246
Principal amount	$ 77,750	$ 77,750